Form 5500, Schedule H, line 4(i) — Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	76-0419383
Plan number	002
Current value of participant notes receivable	$ 14,020,856
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on participant notes receivable	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on participant notes receivable	9.50%